UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21309

Advent Claymore Convertible Securities and Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY	10018
(Address of principal executive offices)	(Zip code)

Bruce Berger, Treasurer

Advent Claymore Convertible Securities and Income Fund

1065 Avenue of the Americas

New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-479-0675

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND

Portfolio of Investments

July 31, 2004 (unaudited)

Number of Shares		Value
	Long-Term Investments—139.4%
	Convertible Preferred Stocks—61.7%
	Aerospace and Defense—2.9%
52,500	Northrop Grumman Corp., Ser. B, 7.00%, 2021	$6,877,500
98,000	Northrop Grumman Corp., Ser. E, 7.25%, 2004	10,297,840

		17,175,340

	Aluminum, Steel and Other Metals—2.3%
14,878	Freeport-McMoRan Copper & Gold, Inc., 5.50% (a)	13,910,930

	Automotive—2.7%
300,000	Ford Motor Company Capital Trust II, 6.50%, 2032	16,035,000

	Banking and Finance—11.2%
600,000	Marshall & Ilsley Corp., 6.50%, 2007	15,408,000
390,564	National Australia Bank, Equity Security Unit, 7.875%	12,853,461
80,000	New York Community Capital Trust V, 6.00%	4,320,000
100,000	Sovereign Capital Trust IV, 4.375%, 2034	4,800,000
67,200	State Street Corp., 6.75%, 2006	13,595,904
305,000	Washington Mutual, Inc., Equity Security Unit, 5.375%, 2041	16,353,490

		67,330,855

	Communications Equipment—1.9%
10,400	Lucent Technologies Capital Trust I, 7.75%, 2017	11,406,824

	Communications, Media and Entertainment—2.0%
179,703	Emmis Communications Corp., Ser. A, 6.25%	7,951,858
4,251	Radio One, Inc., 6.50%, 2005 (a)	4,304,138

		12,255,996

	Electronic Equipment and Components—0.5%
61,000	Agilysys, Inc., 6.75%, 2028	3,194,875

	Insurance—16.8%
462,150	Chubb Corp., Ser. A, 7.00%, 2005	12,704,504
165,000	Chubb Corp., Ser. B, 7.00%, 2006	4,552,350
323,899	Conseco, Inc., 5.25%, 2007	8,013,261
453,922	Genworth Financial, Inc., 6.00%, 2007	12,818,757
196,000	Prudential Financial, Inc., 6.75%, 2004	13,747,440
70,000	Reinsurance Group of America, Equity Security Unit, 5.75%, 2050	4,103,750
141,300	The Hartford Financial Services Group, Inc., 6.00%, 2006	8,697,015
159,000	The Hartford Financial Services Group, Inc., 7.00%, 2006	10,045,620
367,000	The PMI Group, Inc., Ser. A, 5.875%, 2006	9,670,450
680,000	XL Capital Ltd., 6.50%, 2007	16,265,600

		100,618,747

	Leisure and Entertainment—0.6%
187,700	Six Flags, Inc., 7.25%, 2009	3,755,877

	Office Equipment—2.1%
99,600	Xerox Corp., 6.25%, 2006	12,674,100

	Oil and Gas—1.5%
121,507	Amerada Hess Corp., 7.00%, 2006	9,173,779

See notes to financial statements.

	Retail – Specialty Stores—5.1%
638,167	Albertson’s, Inc., 7.25%, 2007	16,496,617
301,500	Toys “R” Us, Inc., 6.25%, 2005	13,775,535

		30,272,152

	Telecommunications—4.7%
384,447	ALLTEL Corp., 7.75%, 2005	19,260,795
369,728	CenturyTel, Inc., Ser. A, 6.875%, 2005	9,206,227

		28,467,022

	Utilities – Gas and Electric—7.4%
99,085	AES Trust VII, 6.00%, 2008	4,483,596
221,000	FPL Group, Inc., Ser. A, 8.50%, 2005	12,535,120
210,000	KeySpan Corp., 8.75%, 2005	10,789,800
168,000	Oneok, Inc., 8.50%, 2006	4,682,160
214,894	Public Service Enterprise Group, Inc., 10.25%, 2005	11,948,106

		44,438,782

	Total Convertible Preferred Stocks
	(Cost $351,248,884)	370,710,279

	Preferred Stocks—0.3%
	Publishing—0.3%
19,925	PRIMEDIA, Inc., Ser. D, 10.00%, 2008
	(Cost $1,922,763)	1,872,950

Principal Amount
	Corporate Bonds—47.4%
	Aerospace and Defense—0.9%
$5,682,000	Vought Aircraft Industries, Inc., B
	8.00%, 7/15/11, Senior Notes (a)	5,596,770

	Aluminum, Steel and Other Metals—1.5%
2,500,000	Freeport-McMoRan Copper & Gold, Inc., B
	10.125%, 2/01/10, Senior Notes	2,787,500
3,218,000	Shaw Group, Inc., BB-
	10.75%, 3/15/10, Senior Notes	3,201,910
2,615,000	United States Steel LLC, BB-
	10.75%, 8/01/08, Senior Notes	3,039,938

		9,029,348

	Automotive—0.8%
5,000,000	Dura Operating Corp., Ser. D, B
	9.00%, 5/01/09, Company Guarantee Notes	4,800,000

	Chemicals—3.3%
10,000,000	Equistar Chemical/Funding, B+
	10.125%, 9/01/08, Senior Notes	11,012,500
	Huntsman LLC
2,763,000	8.80%, 7/15/11, Company Guarantee Notes, CCC+ (a)(b)	2,783,723
1,973,000	11.50%, 7/15/12, Company Guarantee Notes, CCC+ (a)	2,007,527
3,600,000	Lyondell Chemical Co., B-
	10.875%, 5/01/09, Senior Subordinated Notes	3,762,000

		19,565,750

	Commercial Services—0.8%
4,809,000	Language Line, Inc., CCC+
	11.125%, 6/15/12, Senior Subordinated Notes (a)	4,893,157

	Communications Equipment—0.6%
4,000,000	Northern Telecom Capital, B-
	7.875%, 6/15/26, Company Guarantee Notes	3,720,000

See notes to financial statements.

	Communications, Media and Entertainment—6.6%
7,000,000	Cablevision Systems Corp., B+
	8.00%, 4/15/12, Senior Notes (a)	6,912,500
11,000,000	Mediacom Broadband LLC, B+
	11.00%, 7/15/13, Senior Notes	11,330,000
4,250,000	Telenet Communication NV, B-
	9.00%, 12/15/13, Senior Notes (a)	5,142,367
4,000,000	Vertis, Inc., Ser. B, B-
	10.875%, 6/15/09, Senior Notes	4,400,000
3,522,000	XM Satellite Radio, Inc., CCC+
	12.00%, 6/15/10, Senior Secured Notes	4,050,300
	Young Broadcasting, Inc.
6,000,000	10.00%, 3/01/11, Senior Subordinated Notes, CCC+	6,090,000
1,719,000	8.75%, 1/15/14, Senior Subordinated Notes, CCC+ (a)	1,641,645

		39,566,812

	Computers - Software and Peripherals—0.3%
1,446,000	Activant Solutions, Inc., B+
	10.50%, 6/15/11, Senior Notes	1,520,107

	Containers & Packaging—1.0%
6,287,000	Solo Cup Co., B-
	8.50%, 2/15/14, Senior Subordinated Notes (a)	5,815,475

	Financial Services—6.2%
	Alamosa Delaware, Inc.
3,298,000	11.00%, 7/31/10, Senior Notes, CCC	3,636,045
2,000,000	8.50%, 1/31/12, Senior Notes, CCC (a)	1,965,000
2,897,000	BCP Caylux Holdings Luxembourg SCA, B-
	9.625%, 6/15/14, Senior Subordinated Notes (a)	3,034,607
7,727,000	E*Trade Financial Corp., B+
	8.00%, 6/15/11, Senior Notes (a)	7,804,270
7,200,000	Leucadia National Corp., BBB-
	7.00%, 8/15/13, Senior Notes (a)	7,092,000
9,476,000	Madison River Capital, CCC+
	13.25%, 3/01/10, Senior Notes	10,115,630
3,470,000	REFCO Finance Holdings LLC, B
	9.00%, 8/01/12, Company Guarantee Notes (a)	3,487,350

		37,134,902

	Health and Medical Facilities—1.2%
1,185,000	Triad Hospitals, Inc., B+
	7.00%, 5/15/12, Senior Notes	1,217,587
5,055,000	Vanguard Health Systems, B-
	9.75%, 8/01/11, Senior Subordinated Notes	5,838,525

		7,056,112

	Health Care Products and Services—0.9%
5,000,000	Alliance Imaging, Inc., B-
	10.375%, 4/15/11, Senior Subordinated Notes	5,212,500

	Leisure and Entertainment—1.4%
3,000,000	AMC Entertainment, Inc., CCC+
	8.00%, 3/01/14, Senior Subordinated Notes (a)	2,782,500
554,000	LCE Acquisition Corp., CCC+
	9.00%, 8/01/14, Company Guarantee Notes (a)	548,460
5,283,000	True Temper Sports, Inc., B-
	8.375%, 9/15/11, Senior Subordinated Notes (a)	5,362,245

		8,693,205

See notes to financial statements.

	Machinery and Engineering—0.3%
2,000,000	Thermadyne Holdings Corp., B-
	9.25%, 2/01/14, Senior Subordinated Notes (a)	2,010,000

	Manufacturing—1.6%
8,900,000	Blount, Inc., CCC
	13.00%, 8/01/09, Senior Subordinated Notes	9,612,000

	Office Equipment—2.8%
6,815,000	Danka Business Systems, B+
	11.00%, 6/15/10, Senior Notes	7,121,675
11,000,000	Xerox Capital Trust I, B-
	8.00%, 2/01/27, Company Guarantee Notes	10,010,000

		17,131,675

	Oil and Gas—2.9%
791,000	Hanover Compressor Co., B
	9.00%, 6/01/14, Senior Notes	836,483
	Petrobras International Finance Co., NR
9,000,000	9.125%, 7/02/13, Senior Notes	9,450,000
	Williams Cos., Inc.
3,460,000	8.625%, 6/01/10, Senior Notes, B+	3,901,150
3,000,000	8.125%, 3/15/12, Senior Notes, B+	3,292,500

		17,480,133

	Pharmaceuticals—1.7%
10,000,000	Athena Neurosciences Finance LLC, B-
	7.25%, 2/21/08, Senior Notes	9,925,000

	Printing—0.3%
1,581,000	Cadmus Communications Corp., B
	8.375%, 6/15/14, Senior Subordinated Notes (a)	1,644,240

	Publishing—1.7%
3,000,000	Dex Media West, B
	9.875%, 8/15/13, Senior Subordinated Notes (a)	3,397,500
7,000,000	PRIMEDIA, Inc., B
	8.875%, 5/15/11, Senior Notes	6,912,500

		10,310,000

	Real Estate Investment Trusts—1.2%
2,566,000	American Real Estate Partners LP/American Real Estate Finance Corp., BB
	8.125%, 6/01/12, Senior Notes (a)	2,642,980
2,450,000	Felcor Lodging LP, B-
	9.50%, 9/15/08, Senior Notes	2,600,063
1,783,000	HMH Properties, Inc., Ser. B, B+
	7.875%, 8/01/08, Senior Secured Notes	1,840,948

		7,083,991

	Retail - Specialty Stores—1.6%
1,847,000	Duane Reade, Inc., CCC+
	9.75%, 8/01/11, Senior Subordinated Notes (a)	1,851,617
	Rite Aid Corp.
3,500,000	9.50%, 2/15/11, Senior Secured Notes, B+	3,858,750
4,000,000	9.25%, 6/01/13, Senior Notes, B-	4,2 10,000

		9,920,367

	Telecommunications—6.9%
5,673,000	Centennial Cellular Co., CCC
	10.125%, 6/15/13, Senior Notes	5,871,555
2,000,000	Centennial Communications Corp., CCC
	8.125%, 2/01/14, Senior Notes (a)	1,865,000

See notes to financial statements.

7,500,000	Crown Castle International Corp., CCC
	10.75%, 8/01/11, Senior Notes	8,437,500
6,000,000	Fairpoint Communications, Inc., B-
	12.50%, 5/01/10, Senior Subordinated Notes	6,570,000
6,239,780	PanAmSat Corp., B+
	9.00%, 8/15/14, Company Guarantee Notes (a)	6,239,780
5,420,000	Rural Cellular Corp., B-
	8.25%, 3/15/12, Senior Secured Notes (a)	5,582,600
5,166,000	Superior Essex Communications LLC/Essex Group, Inc., B
	9.00%, 4/15/12, Senior Notes (a)	5,166,000
1,385,000	US Unwired, Inc., CCC-
	10.00%, 6/15/12, Secured Notes (a)	1,416,162

		41,148,597

	Utilities - Gas and Electric—0.3%
2,000,000	Sierra Pacific Resources, B-
	8.625%, 3/15/14, Senior Notes (a)	2,080,000

	Waste Management—0.6%
4,000,000	Allied Waste NA, B+
	7.375%, 4/15/14, Senior Notes (a)	3,850,000

	Total Corporate Bonds
	(Cost $278,265,568)	284,800,141

	Convertible Bonds—30.0%
	Airlines—2.1%
5,400,000	AMR Corp.
	4.50%, 2/15/24, Company Guarantee Notes	3,705,750
6,000,000	Continental Airlines, Inc.
	4.50%, 2/01/07, Senior Convertible Notes	4,207,500
1,675,000	Mesa Air Group, Inc.
	2.115%, 2/10/24, Senior Convertible Notes (a)(c)	747,469
5,650,000	Northwest Airlines Corp.
	7.625%, 11/15/23, Senior Convertible Notes (a)	3,976,187

		12,636,906

	Aluminum, Steel and Other Metals—1.2%
	Freeport-McMoRan Copper & Gold, Inc.
3,112,000	7.00%, 2/11/11, Senior Convertible Notes	4,531,850
2,000,000	7.00%, 2/11/11, Senior Convertible Notes (a)	2,912,500

		7,444,350

	Automotive—5.0%
1,221,433	General Motors Corp., Ser. B
	5.25%, 3/06/32, Senior Unsecured Convertible Debentures	29,693,036

	Biotechnology—1.0%
5,783,000	Cubist Pharmaceuticals
	5.50%, 11/01/08, Subordinated Convertible Notes	5,378,190

	Commercial Services—0.8%
5,000,000	Quanta Services, Inc.
	4.50%, 10/01/23, Subordinated Debentures	4,968,750

	Communications Equipment—1.8%
10,175,000	Lucent Technologies, Inc.
	8.00%, 8/01/31, Convertible Notes	10,887,250

	Communications, Media and Entertainment—1.0%
6,830,000	Charter Communications, Inc.
	5.75%, 10/15/05, Senior Unsecured Convertible Debentures	6,249,450

See notes to financial statements.

	Computers – Software and Peripherals—3.3%
12,086,000	Maxtor Corp.
	6.80%, 4/30/10, Senior Convertible Notes (a)	11,995,355
8,166,000	Mercury Interactive Corp.
	4.75%, 7/01/07, Convertible Notes	8,094,547

		20,089,902

	E-Commerce—1.6%
9,710,000	Amazon.com, Inc.
	4.75%, 2/01/09, Senior Subordinated Convertible Debentures	9,673,588

	Electronic Equipment and Components—5.8%
11,789,000	Agere Systems, Inc.
	6.50%, 12/15/09, Subordinated Convertible Notes	11,892,154
13,283,000	Amkor Technologies, Inc.
	5.75%, 6/01/06, Subordinated Convertible Notes	12,236,964
5,000,000	ASM Lithography
	5.75%, 10/15/06, Subordinated Convertible Notes	5,612,500
5,000,000	Fairchild Semiconductor International, Inc.
	5.00%, 11/01/08, Company Guarantee Notes	4,987,500

		34,729,118

	Financial Services—1.2%
2,021,000	E*TRADE Group
	6.00%, 2/01/07, Subordinated Convertible Notes	2,053,841
5,210,000	IOS Capital LLC
	5.00%, 5/01/07, Subordinated Convertible Notes (a)	5,424,913

		7,478,754

	Leisure and Entertainment—0.3%
2,000,000	Star Cruises Ltd.
	2.00%, 10/20/08, Senior Unsecured Convertible Debentures	1,960,428

	Retail - Department Stores—1.2%
5,000,000	J.C.Penney Co., Inc.
	5.00%, 10/15/08, Subordinated Convertible Notes	7,100,000

	Retail - Specialty Stores—1.1%
6,427,000	Performance Food Group Co.
	5.50%, 10/16/08, Subordinated Convertible Notes	6,587,675

	Telecommunications—1.0%
6,000,000	Nextel Communications, Inc.
	5.25%, 1/15/10, Senior Convertible Notes	6,000,000

	Waste Management—1.6%
10,642,000	Allied Waste Industries, Inc.
	4.25%, 4/15/34, Senior Subordinated Convertible Debentures	9,418,170

	Total Convertible Bonds
	(Cost $182,674,155)	180,295,567

	Total Long-Term Investments – 139.4%
	(Cost $814,111,370)	837,678,937

Number of Shares
	Short-Term Investments—4.5%
27,360,125	Goldman Sachs Financial Prime Obligations
	(Cost $27,360,125)	27,360,125

	Total Investments
	(Cost $841,471,495) — 143.9%	865,039,062
	Other assets less liabilities — 1.8%	11,027,270
	Preferred Stock, at redemption value — (-45.7% of Net Assets Applicable to Common Shareholders or -31.8% of Total Investments)	(275,000,000)

	Net Assets Applicable to
	Common Shareholders — 100.0%	$601,066,332

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004 these securities amounted to $147,886,967 or 24.6% of net assets.

See notes to financial statements.

(b)	Floating rate security.

(c)	Step coupon - Coupon rate is 2.115% until February 2009, then 0%.

Ratings shown are per Standard & Poor’s. Securities classified as NR are not rated by Standard & Poor’s.

All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shareholders unless otherwise noted.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Rate	Floating Rate	Unrealized Appreciation (Depreciation)
JP Morgan Chase & Co.	1/9/2005	$30,000	1.47%	3 Month LIBOR	$60,869
JP Morgan Chase & Co.	1/9/2006	30,000	2.16%	3 Month LIBOR	243,717
JP Morgan Chase & Co.	4/19/2005	30,000	1.66%	3 Month LIBOR	(18,533)
JP Morgan Chase & Co.	4/19/2006	30,000	2.42%	3 Month LIBOR	71,532
JP Morgan Chase & Co.	7/11/2005	30,000	2.27%	3 Month LIBOR	10,315
JP Morgan Chase & Co.	7/10/2006	30,000	2.96%	3 Month LIBOR	37,819

					$405,719

Item 2.	Controls and Procedures.

(a)	The registrant’ principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advent Claymore Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date: September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date: September 29, 2004

By:	/s/ Bruce S. Berger
Bruce S. Berger
Treasurer and Chief Financial Officer

Date: September 29, 2004